Mortgage Loans Receivable And Bond Portfolio - Contractual Maturity Schedule for Mortgage Loans and Bond Porfolio (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014
Mortgage Loans
April 1, 2015 through March 31, 2016	$ 779,680
April 1, 2016 through December 31, 2016	4,122,624
2015		1,135,129
2016		3,275,198
2017	1,693,015	1,767,510
2018	1,389,074	1,516,909
2019	1,090,443	1,246,150
Thereafter	18,203,707	19,073,434
Subtotal	27,278,543	28,014,330
Less loan loss and bond loss allowances	(1,206,212)	(1,177,231)
Less deferred origination income	(510,531)	(462,342)
Totals	25,561,800	26,374,757
Bond Portfolio
April 1, 2015 through March 31, 2016	48,500
April 1, 2016 through December 31, 2016	45,000
2015		805,500
2016		76,000
2017	70,000	70,000
2018	106,000	266,000
2019	100,000	330,000
Thereafter	8,521,290	7,461,103
Subtotal	8,890,790	9,008,603
Less loan loss and bond loss allowances	(200,000)	(200,000)
Less deferred origination income
Totals	$ 8,690,790	$ 8,808,603